Pensions - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Actuarial Assumptions [Abstract]
Discount rate	0.00%	1.09%
Future Salary increases	0.00%	0.00%